Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Name	EY GmbH & Co. KG Wirtschaftsprüfungsgesellschaft
Auditor Location	Eschborn
Auditor Firm ID	1251